Accounts Receivable and Others (Details) - Schedule of Accounts Receivable and Others - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Accounts Receivable and Others [Abstract]
Trade accounts receivable	R$ 356,583	R$ 385,958
Recoverable taxes	19,385	23,054
Advances to suppliers	35,972	19,411
Other receivables	3,057	1,612
Total current	414,997	430,035
Trade accounts receivable	520,758	442,867
Recoverable taxes	60,310	43,208
Judicial deposits	7,399	727
Total noncurrent	R$ 588,467	R$ 486,802